Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Document Period End Date	Dec. 31, 2024
Octane All-Cap Value Energy ETF
Shareholder Report [Line Items]
Fund Name	Octane All-Cap Value Energy ETF
Class Name	Octane All-Cap Value Energy ETF
Trading Symbol	OCTA
Annual or Semi-Annual Statement [Text Block]	semi-annual Shareholder Report December 31, 2024
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Octane All-Cap Value Energy ETF (the "Fund") for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.octane.nyc. You can also request this information by contacting us at (855) 574‑5749 or by writing to the Octane All-Cap Value Energy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(855) 574‑5749
Additional Information Website	www.octane.nyc.
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Octane All-Cap Value Energy ETF	$86	1.71%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.71%
Material Change Description [Text Block]

How has the Fund changed?

As of February 3, 2025, the Fund decided to cease operations and liquidate the portfolio as of the close of regular trading on The Nasdaq Stock Market, LLC on February 14, 2025.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Net Assets	$ 823,000
Holdings Count | Holdings	29
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)

Fund Size (Thousands)	$823
Number of Holdings	29
Portfolio Turnover	29%

Holdings [Text Block]

Security Type - Investments &
Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
SM Energy Co.	5.3
TotalEnergies SE	4.9
Peabody Energy Corp.	4.7
Ovintiv, Inc.	4.7
Civitas Resources, Inc.	4.5
BW LPG Ltd.	4.3
Shell PLC	4.2
EOG Resources, Inc.	4.1
Valero Energy Corp.	4.1
APA Corp.	4.1